Right of Use Assets and Operating Lease Liability - Schedule of Information Pertaining to Lease Amounts Recognized and Lease Cost (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Lease, Cost [Abstract]
Leasehold buildings	$ 3,751,350	$ 3,611,792
Accumulated amortization	(1,951,147)	(1,671,677)
ROU assets, net of accumulated amortization	1,800,203	1,940,115
Operating lease costs	398,567	148,921
Short-term lease costs	315,344	497,785
Total lease costs	713,911	646,706
Operating cash flows from operating leases	382,108	450,780
Right-of-use obtained in exchange for new operating lease liabilities	$ 96,571	$ 91,718
Operating leases	3 years 1 month 9 days	3 years 1 month 13 days